Vanguard® ESG U.S. Stock ETF
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.9%)
	Linde plc	45,012	11,542
	Air Products and Chemicals Inc.	18,860	5,283
	Newmont Corp.	68,831	4,049
	Dow Inc.	63,650	3,374
	Fastenal Co.	48,906	2,418
	LyondellBasell Industries NV Class A	22,296	1,897
	International Paper Co.	34,258	1,695
	Nucor Corp.	25,883	1,390
	Celanese Corp.	9,851	1,274
	FMC Corp.	10,920	1,267
	Albemarle Corp.	9,047	1,230
	Eastman Chemical Co.	11,518	1,122
	Avery Dennison Corp.	7,093	1,059
	International Flavors & Fragrances Inc.	9,109	1,021
	CF Industries Holdings Inc.	18,365	685
	Mosaic Co.	29,655	651
	Reliance Steel & Aluminum Co.	5,470	644
	Steel Dynamics Inc.	17,720	642
	Royal Gold Inc.	5,658	625
	Scotts Miracle-Gro Co.	3,406	599
	Huntsman Corp.	17,223	427
	Rexnord Corp.	10,922	410
	Cleveland-Cliffs Inc.	36,331	400
	Ashland Global Holdings Inc.	5,058	380
	Valvoline Inc.	16,046	366
*	Alcoa Corp.	17,434	347
	Balchem Corp.	3,143	326
	Avient Corp.	8,798	322
	UFP Industries Inc.	5,847	314
	Sensient Technologies Corp.	4,267	306
	Quaker Chemical Corp.	1,224	302
	W R Grace & Co.	5,110	280
	Element Solutions Inc.	19,866	274
*	Univar Solutions Inc.	14,994	268
*	Ingevity Corp.	3,932	262
	United States Steel Corp.	17,506	248
	Cabot Corp.	5,793	240
	Hecla Mining Co.	46,896	224
	Westlake Chemical Corp.	2,717	204
	NewMarket Corp.	538	199
	Stepan Co.	1,697	197

		Shares	Market Value ($000)
	Compass Minerals International Inc.	2,428	152
	Minerals Technologies Inc.	2,504	152
	Innospec Inc.	1,800	148
	Boise Cascade Co.	3,160	137
	Mueller Industries Inc.	4,075	133
*	Coeur Mining Inc.	16,952	120
	Domtar Corp.	3,795	114
	Trinseo SA	2,943	112
*	Constellium SE	8,720	110
	Tronox Holdings plc Class A	6,929	88
	Schweitzer-Mauduit International Inc.	2,327	81
	Kaiser Aluminum Corp.	1,030	80
*	GCP Applied Technologies Inc.	3,005	71
	Orion Engineered Carbons SA	4,541	71
*	Kraton Corp.	2,501	68
	Neenah Inc.	1,371	66
*	Century Aluminum Co.	3,626	37
	Nexa Resources SA	2,107	17
			50,520
Consumer Discretionary (17.7%)
*	Amazon.com Inc.	36,276	114,924
*	Tesla Inc.	63,394	35,982
	Home Depot Inc.	92,033	25,531
	Walt Disney Co.	154,802	22,912
*	Netflix Inc.	36,524	17,922
	Costco Wholesale Corp.	37,806	14,811
	NIKE Inc. Class B	103,660	13,963
	McDonald's Corp.	63,779	13,868
	Lowe's Cos. Inc.	64,672	10,077
	Starbucks Corp.	100,258	9,827
	Target Corp.	42,873	7,697
*	Booking Holdings Inc.	3,482	7,063
	TJX Cos. Inc.	103,013	6,542
*	MercadoLibre Inc.	4,029	6,258
*	Uber Technologies Inc.	118,093	5,864
	Activision Blizzard Inc.	65,392	5,197
	Dollar General Corp.	21,502	4,700
	Estee Lauder Cos. Inc. Class A	18,967	4,653
*	Lululemon Athletica Inc.	9,692	3,588
*	Chipotle Mexican Grill Inc.	2,547	3,284
*	Spotify Technology SA	11,173	3,255
	Ross Stores Inc.	30,108	3,237
*	Electronic Arts Inc.	24,328	3,108
	Ford Motor Co.	335,961	3,051
	eBay Inc.	56,940	2,871
*	O'Reilly Automotive Inc.	6,274	2,776
	Yum! Brands Inc.	25,916	2,742
	Aptiv plc	23,049	2,736
	VF Corp.	27,696	2,310
*	AutoZone Inc.	1,982	2,255
*	Dollar Tree Inc.	20,394	2,228
	Best Buy Co. Inc.	19,655	2,138
	DR Horton Inc.	28,294	2,108
*	Copart Inc.	17,480	2,018
	Yum China Holdings Inc.	34,244	1,931
	Lennar Corp. Class A	24,646	1,870
*	Take-Two Interactive Software Inc.	9,513	1,717
	ViacomCBS Inc.	47,378	1,671

		Shares	Market Value ($000)
*	Etsy Inc.	10,197	1,639
	Garmin Ltd.	12,869	1,503
*	Wayfair Inc. Class A	5,788	1,472
	Expedia Group Inc.	11,658	1,451
	Tractor Supply Co.	9,954	1,402
	Tiffany & Co.	10,456	1,375
*	CarMax Inc.	14,115	1,319
	Domino's Pizza Inc.	3,333	1,308
*	Ulta Beauty Inc.	4,610	1,270
*	Burlington Stores Inc.	5,650	1,235
	Darden Restaurants Inc.	11,154	1,204
	Genuine Parts Co.	11,972	1,178
*	Carvana Co.	4,640	1,161
	Pool Corp.	3,328	1,152
	Omnicom Group Inc.	17,903	1,128
*	Farfetch Ltd. Class A	19,140	1,046
*	NVR Inc.	260	1,039
	Hasbro Inc.	10,772	1,002
	Whirlpool Corp.	5,140	1,000
	PulteGroup Inc.	22,577	985
	Fortune Brands Home & Security Inc.	11,717	978
*	LKQ Corp.	26,462	932
	Vail Resorts Inc.	3,317	915
*	Bright Horizons Family Solutions Inc.	5,288	900
	Fox Corp. Class A	29,575	853
	Advance Auto Parts Inc.	5,732	847
*	Chegg Inc.	10,499	818
*	Liberty Media Corp.-Liberty Formula One Class C	19,499	815
	BorgWarner Inc.	20,525	797
*	Liberty Media Corp.-Liberty SiriusXM Class A	19,445	796
*	Live Nation Entertainment Inc.	12,065	792
*	Lyft Inc. Class A	20,460	781
	Lear Corp.	5,349	765
	Dunkin' Brands Group Inc.	7,168	762
	L Brands Inc.	19,536	758
	News Corp. Class A	42,359	748
	Rollins Inc.	13,007	744
	Interpublic Group of Cos. Inc.	33,325	742
	Williams-Sonoma Inc.	6,778	742
	Service Corp. International	15,046	732
*	Five Below Inc.	4,660	729
	Newell Brands Inc.	33,394	710
*	Discovery Inc. Class A	26,317	708
	Aramark	20,175	706
*	IAA Inc.	11,593	695
	Autoliv Inc.	7,663	682
	Gentex Corp.	20,749	676
	Tapestry Inc.	23,686	671
	Sirius XM Holdings Inc.	102,874	668
*	Floor & Decor Holdings Inc. Class A	8,197	656
*	Deckers Outdoor Corp.	2,540	647
	Lithia Motors Inc. Class A	2,209	639
*	Mohawk Industries Inc.	4,959	624
	Southwest Airlines Co.	13,453	623
*	Zynga Inc. Class A	73,884	610
*	RH	1,332	604
	Delta Air Lines Inc.	14,973	603
	New York Times Co. Class A	13,927	598

		Shares	Market Value ($000)
*	Terminix Global Holdings Inc.	11,857	581
	Harley-Davidson Inc.	13,643	550
*	SiteOne Landscape Supply Inc.	3,980	550
*	Planet Fitness Inc. Class A	7,045	514
	Nielsen Holdings plc	31,478	509
	Dolby Laboratories Inc. Class A	5,643	499
	Leggett & Platt Inc.	11,586	499
	PVH Corp.	6,260	498
*	BJ's Wholesale Club Holdings Inc.	11,765	482
*	Mattel Inc.	30,786	477
	Toll Brothers Inc.	10,027	475
	Thor Industries Inc.	4,911	474
*	Capri Holdings Ltd.	12,837	454
	Kohl's Corp.	13,892	447
	Texas Roadhouse Inc.	5,770	437
*	YETI Holdings Inc.	6,745	426
	Hanesbrands Inc.	29,706	422
*	Tempur Sealy International Inc.	16,722	421
	Nexstar Media Group Inc. Class A	3,896	410
*	Ollie's Bargain Outlet Holdings Inc.	4,604	405
*	Skechers U.S.A. Inc. Class A	11,815	395
	Fox Corp. Class B	13,412	381
*	frontdoor Inc.	7,829	371
	Aaron's Holdings Co. Inc.	5,769	363
	Wendy's Co.	16,100	354
	Foot Locker Inc.	9,419	352
*	Crocs Inc.	5,885	347
	Ralph Lauren Corp.	4,038	346
	Carter's Inc.	3,798	338
*	Grand Canyon Education Inc.	4,032	337
	Gap Inc.	15,898	333
*	Discovery Inc. Class C	13,599	327
	Wingstop Inc.	2,570	327
	H&R Block Inc.	17,352	326
*	Fox Factory Holding Corp.	3,690	322
*	National Vision Holdings Inc.	7,445	319
*	AutoNation Inc.	5,099	313
	Cracker Barrel Old Country Store Inc.	2,226	311
	Macy's Inc.	30,277	309
*	Under Armour Inc. Class A	18,510	307
	Dick's Sporting Goods Inc.	5,382	306
*	United Airlines Holdings Inc.	6,758	304
*	Meritage Homes Corp.	3,376	304
*	Taylor Morrison Home Corp.	11,632	294
	TEGNA Inc.	20,089	289
	KB Home	8,136	286
	LCI Industries	2,252	283
*	Madison Square Garden Sports Corp.	1,611	273
*	Stamps.com Inc.	1,418	266
*	Visteon Corp.	2,190	265
	Sabre Corp.	22,897	258
*	TripAdvisor Inc.	9,821	256
	Goodyear Tire & Rubber Co.	24,368	254
	Papa John's International Inc.	3,009	242
	Bed Bath & Beyond Inc.	11,307	237
*	Under Armour Inc. Class C	15,728	229
	Extended Stay America Inc.	16,708	229
	KAR Auction Services Inc.	12,350	223

		Shares	Market Value ($000)
*	Adient plc	6,793	213
	Strategic Education Inc.	2,239	210
	Nordstrom Inc.	8,041	208
	Columbia Sportswear Co.	2,510	206
	Steven Madden Ltd.	6,524	205
*	2U Inc.	6,164	199
*	Shake Shack Inc. Class A	2,413	197
*	iRobot Corp.	2,418	190
*	TRI Pointe Group Inc.	10,806	189
	American Eagle Outfitters Inc.	10,423	188
*	LGI Homes Inc.	1,722	186
	Big Lots Inc.	3,539	183
*	Dorman Products Inc.	1,905	176
	MDC Holdings Inc.	3,536	171
	Dana Inc.	10,027	169
	Herman Miller Inc.	4,704	168
*	Hilton Grand Vacations Inc.	6,015	167
	Kontoor Brands Inc.	3,988	166
	Six Flags Entertainment Corp.	5,325	164
	Group 1 Automotive Inc.	1,384	164
	Coty Inc. Class A	22,632	163
	Wolverine World Wide Inc.	5,580	161
	Brinker International Inc.	3,135	157
	Cooper Tire & Rubber Co.	3,927	156
*	Asbury Automotive Group Inc.	1,371	155
	PriceSmart Inc.	1,898	154
	Callaway Golf Co.	7,173	152
*	Veoneer Inc.	7,310	146
	World Wrestling Entertainment Inc. Class A	3,368	145
	Graham Holdings Co. Class B	320	143
	Jack in the Box Inc.	1,557	143
	Cinemark Holdings Inc.	9,094	141
*	Avis Budget Group Inc.	3,887	137
*	Sleep Number Corp.	1,895	131
*	Urban Outfitters Inc.	4,727	129
*	Gentherm Inc.	2,276	129
	Winnebago Industries Inc.	2,424	128
	American Airlines Group Inc.	8,990	127
	Monro Inc.	2,661	125
*	AMC Networks Inc. Class A	3,717	123
	Penske Automotive Group Inc.	2,238	123
*	Liberty Media Corp.-Liberty SiriusXM Class C	2,897	119
	Alaska Air Group Inc.	2,337	119
	Signet Jewelers Ltd.	3,884	118
*	Cavco Industries Inc.	632	114
	Rent-A-Center Inc.	3,371	114
*	Knowles Corp.	6,664	113
	La-Z-Boy Inc.	3,038	113
	Cheesecake Factory Inc.	2,976	112
*	Gray Television Inc.	6,275	111
	HNI Corp.	3,053	111
*	Laureate Education Inc. Class A	7,762	110
	John Wiley & Sons Inc. Class A	3,132	108
	Bloomin' Brands Inc.	6,039	106
*	Adtalem Global Education Inc.	3,607	103
	Rush Enterprises Inc. Class A	2,685	103
	Acushnet Holdings Corp.	2,665	100
*	Central Garden & Pet Co. Class A	2,706	100

		Shares	Market Value ($000)
*	Lions Gate Entertainment Corp. Class B	10,983	99
	Abercrombie & Fitch Co. Class A	4,706	98
*	Sally Beauty Holdings Inc.	8,338	96
*	WW International Inc.	3,210	95
*	SeaWorld Entertainment Inc.	3,322	93
*	MakeMyTrip Ltd.	3,596	89
	Steelcase Inc. Class A	6,731	82
	Inter Parfums Inc.	1,495	81
*	Liberty Media Corp.-Liberty Braves Class C	3,161	79
	Dine Brands Global Inc.	1,164	73
	Dave & Buster's Entertainment Inc.	2,739	69
*	American Axle & Manufacturing Holdings Inc.	8,365	67
	Matthews International Corp. Class A	2,438	65
*	JetBlue Airways Corp.	3,921	59
	Scholastic Corp.	2,447	58
	EW Scripps Co. Class A	4,570	58
	Oxford Industries Inc.	941	53
*	Michaels Cos. Inc.	5,213	52
*	G-III Apparel Group Ltd.	2,485	51
	Allegiant Travel Co.	283	48
	Meredith Corp.	2,344	48
	Buckle Inc.	1,669	45
	Guess? Inc.	2,538	43
*	IMAX Corp.	2,925	43
	SkyWest Inc.	892	38
	Knoll Inc.	2,738	37
	Lennar Corp. Class B	600	36
*	Liberty Media Corp.-Liberty Braves Class A	1,435	36
	News Corp. Class B	1,976	35
	Children's Place Inc.	818	35
	Copa Holdings SA Class A	435	35
*	Spirit Airlines Inc.	1,137	26
*	Lions Gate Entertainment Corp. Class A	2,342	23
			463,232
Consumer Staples (5.3%)
	Procter & Gamble Co.	208,490	28,953
	PepsiCo Inc.	118,978	17,160
	Coca-Cola Co.	330,841	17,071
	CVS Health Corp.	111,779	7,577
	Mondelez International Inc. Class A	120,450	6,920
	Colgate-Palmolive Co.	72,085	6,173
	Kimberly-Clark Corp.	29,184	4,066
	General Mills Inc.	51,900	3,157
	Sysco Corp.	41,510	2,959
*	Monster Beverage Corp.	31,579	2,677
	McKesson Corp.	13,856	2,493
	Corteva Inc.	64,522	2,472
	Walgreens Boots Alliance Inc.	62,762	2,386
	Clorox Co.	10,797	2,191
	Kroger Co.	66,037	2,179
	McCormick & Co. Inc. (Non-Voting)	10,553	1,973
	Hershey Co.	12,681	1,875
	Church & Dwight Co. Inc.	21,210	1,862
	Kraft Heinz Co.	55,516	1,829
	Tyson Foods Inc. Class A	24,606	1,604
	Conagra Brands Inc.	41,920	1,533
	Kellogg Co.	21,382	1,367
	AmerisourceBergen Corp.	12,750	1,315

		Shares	Market Value ($000)
	Keurig Dr Pepper Inc.	38,248	1,165
	Hormel Foods Corp.	23,928	1,129
	J M Smucker Co.	9,317	1,092
	Lamb Weston Holdings Inc.	12,351	894
	Coca-Cola European Partners plc	17,408	778
	Campbell Soup Co.	15,257	763
	Bunge Ltd.	11,779	694
*	Beyond Meat Inc.	4,701	658
*	Darling Ingredients Inc.	13,477	651
*	US Foods Holding Corp.	19,642	618
	Casey's General Stores Inc.	3,144	571
*	Post Holdings Inc.	5,467	516
*	Performance Food Group Co.	11,426	496
*	Freshpet Inc.	3,619	495
*	Helen of Troy Ltd.	2,322	469
	Ingredion Inc.	5,836	450
	Flowers Foods Inc.	16,785	372
*	Herbalife Nutrition Ltd.	7,603	364
*	Nomad Foods Ltd.	14,205	343
	WD-40 Co.	1,177	299
*	Hain Celestial Group Inc.	7,607	293
	Sanderson Farms Inc.	2,003	274
	Spectrum Brands Holdings Inc.	4,005	268
	Lancaster Colony Corp.	1,551	263
*	Grocery Outlet Holding Corp.	6,358	246
	Nu Skin Enterprises Inc. Class A	4,681	241
*	Sprouts Farmers Market Inc.	11,185	237
	Energizer Holdings Inc.	5,562	233
	J & J Snack Foods Corp.	1,602	233
*	TreeHouse Foods Inc.	5,072	209
	Medifast Inc.	865	177
*	Edgewell Personal Care Co.	4,051	141
	B&G Foods Inc.	4,955	137
*	Simply Good Foods Co.	6,306	137
*	Hostess Brands Inc.	9,826	133
	Reynolds Consumer Products Inc.	3,500	106
	Core-Mark Holding Co. Inc.	3,105	97
	Coca-Cola Consolidated Inc.	332	87
*	Cal-Maine Foods Inc.	2,199	86
	Calavo Growers Inc.	1,192	85
*	National Beverage Corp.	793	78
	Fresh Del Monte Produce Inc.	2,520	64
*	USANA Health Sciences Inc.	722	54
	ACCO Brands Corp.	5,086	39
	Weis Markets Inc.	628	30
	Tootsie Roll Industries Inc.	950	29
			138,586
Energy (0.2%)
*	Enphase Energy Inc.	9,011	1,231
*	SolarEdge Technologies Inc.	4,225	1,174
*	Plug Power Inc.	31,978	844
*	First Solar Inc.	7,794	728
	Arcosa Inc.	4,760	247
*	SunPower Corp.	5,870	130
			4,354
Financials (10.0%)
	JPMorgan Chase & Co.	259,039	30,536

		Shares	Market Value ($000)
	Bank of America Corp.	659,595	18,574
	Citigroup Inc.	178,239	9,816
	BlackRock Inc.	12,585	8,789
	S&P Global Inc.	20,598	7,246
	Morgan Stanley	114,171	7,059
	Goldman Sachs Group Inc.	28,377	6,543
	Charles Schwab Corp.	123,021	6,001
	Chubb Ltd.	38,542	5,698
	Truist Financial Corp.	115,369	5,355
	CME Group Inc.	30,465	5,332
	US Bancorp	116,238	5,023
	PNC Financial Services Group Inc.	36,269	5,008
	Marsh & McLennan Cos. Inc.	43,182	4,950
	Intercontinental Exchange Inc.	46,033	4,857
	Progressive Corp.	49,987	4,354
	Aon plc Class A	19,547	4,005
	Moody's Corp.	13,896	3,923
	IHS Markit Ltd.	33,840	3,366
	MetLife Inc.	66,585	3,074
	American International Group Inc.	75,025	2,884
	MSCI Inc.	7,034	2,880
	Travelers Cos. Inc.	21,678	2,811
	T. Rowe Price Group Inc.	19,303	2,768
	Allstate Corp.	26,671	2,730
	Bank of New York Mellon Corp.	68,127	2,665
	Aflac Inc.	60,495	2,658
	Prudential Financial Inc.	33,808	2,557
	Willis Towers Watson plc	10,925	2,274
	State Street Corp.	30,061	2,119
	Discover Financial Services	26,225	1,998
	Ameriprise Financial Inc.	10,321	1,912
	Arthur J Gallagher & Co.	16,298	1,881
	First Republic Bank	14,331	1,857
	KKR & Co. Inc.	45,850	1,739
	MarketAxess Holdings Inc.	3,114	1,679
	Fifth Third Bancorp	62,562	1,585
	Northern Trust Corp.	16,359	1,523
*	SVB Financial Group	4,407	1,520
	Broadridge Financial Solutions Inc.	9,882	1,451
	Hartford Financial Services Group Inc.	30,952	1,368
	M&T Bank Corp.	11,126	1,296
	KeyCorp	82,452	1,275
	Nasdaq Inc.	9,804	1,255
	Regions Financial Corp.	81,259	1,241
*	Markel Corp.	1,215	1,183
	Citizens Financial Group Inc.	35,872	1,172
	Principal Financial Group Inc.	23,009	1,146
*	Arch Capital Group Ltd.	33,612	1,082
	FactSet Research Systems Inc.	3,205	1,070
	Huntington Bancshares Inc.	85,702	1,035
	Credicorp Ltd.	6,690	1,030
	Cincinnati Financial Corp.	13,142	1,003
	Annaly Capital Management Inc.	122,187	978
	Raymond James Financial Inc.	10,468	952
	Ally Financial Inc.	31,510	934
	Equitable Holdings Inc.	34,663	880
	Brown & Brown Inc.	19,490	878
	Cboe Global Markets Inc.	9,279	847

		Shares	Market Value ($000)
	Fidelity National Financial Inc.	23,055	830
	Globe Life Inc.	8,874	826
	Lincoln National Corp.	16,457	777
	W R Berkley Corp.	11,779	767
	Everest Re Group Ltd.	3,302	751
	Alleghany Corp.	1,279	736
	AGNC Investment Corp.	47,118	720
	RenaissanceRe Holdings Ltd.	4,346	716
	Reinsurance Group of America Inc.	5,855	675
	Assurant Inc.	4,921	635
	Apollo Global Management Inc.	14,500	632
	Voya Financial Inc.	10,653	614
	Eaton Vance Corp.	8,929	598
	LPL Financial Holdings Inc.	6,575	597
	First Horizon Corp.	47,563	581
	American Financial Group Inc.	6,469	578
	Comerica Inc.	11,639	573
	Commerce Bancshares Inc.	8,603	567
	East West Bancorp Inc.	12,201	521
	Zions Bancorp NA	13,442	519
	Invesco Ltd.	32,001	519
	SEI Investments Co.	9,610	507
	Franklin Resources Inc.	22,691	499
	Signature Bank	4,419	496
	Prosperity Bancshares Inc.	7,670	482
	TCF Financial Corp.	13,781	463
	Western Alliance Bancorp	8,967	460
	Old Republic International Corp.	25,625	459
	People's United Financial Inc.	36,517	453
	First American Financial Corp.	9,260	449
*	Athene Holding Ltd. Class A	10,087	447
	Synovus Financial Corp.	13,842	437
	Starwood Property Trust Inc.	24,279	436
	Tradeweb Markets Inc. Class A	7,125	425
	Primerica Inc.	3,244	423
	Essent Group Ltd.	9,638	423
	Kinsale Capital Group Inc.	1,731	416
	South State Corp.	6,216	413
	Cullen/Frost Bankers Inc.	4,878	409
	Stifel Financial Corp.	5,845	405
	Unum Group	17,889	398
	Kemper Corp.	5,288	396
	New York Community Bancorp Inc.	40,720	395
	Valley National Bancorp	42,335	387
	Ares Management Corp.	8,525	384
	First Financial Bankshares Inc.	11,196	374
	Janus Henderson Group plc	13,071	373
	Morningstar Inc.	1,859	372
	MGIC Investment Corp.	30,852	369
	Axis Capital Holdings Ltd.	7,343	368
	Hanover Insurance Group Inc.	3,149	354
	Evercore Inc. Class A	3,867	352
	Glacier Bancorp Inc.	8,617	351
	Popular Inc.	7,230	351
	Selective Insurance Group Inc.	5,683	351
	RLI Corp.	3,632	348
	SLM Corp.	32,818	348
	Lazard Ltd. Class A	9,331	348

		Shares	Market Value ($000)
	Radian Group Inc.	18,222	344
	Affiliated Managers Group Inc.	3,949	344
	Interactive Brokers Group Inc. Class A	6,357	335
	Webster Financial Corp.	8,826	334
	United Bankshares Inc.	11,283	330
	FNB Corp.	36,591	323
	CIT Group Inc.	9,601	322
	UMB Financial Corp.	4,714	321
	Community Bank System Inc.	5,120	319
	Blackstone Mortgage Trust Inc. Class A	12,171	316
	Bank of Hawaii Corp.	4,160	312
	Bank OZK	10,978	307
*	Cannae Holdings Inc.	7,613	300
	Wintrust Financial Corp.	5,486	299
	CNO Financial Group Inc.	13,898	296
*	Brighthouse Financial Inc.	8,371	294
	Home BancShares Inc.	15,897	294
	Hancock Whitney Corp.	10,387	292
	Old National Bancorp	18,417	292
	First Hawaiian Inc.	13,036	286
	First Citizens BancShares Inc. Class A	523	276
	BancorpSouth Bank	10,772	273
	Cathay General Bancorp	9,527	269
	Associated Banc-Corp	17,530	269
	BankUnited Inc.	9,254	264
	CVB Financial Corp.	13,521	257
	FirstCash Inc.	3,979	256
	Houlihan Lokey Inc.	3,820	247
	Columbia Banking System Inc.	7,740	245
	Federated Hermes Inc.	9,121	245
	Independent Bank Corp.	3,616	245
	White Mountains Insurance Group Ltd.	250	240
	Chimera Investment Corp.	22,833	234
	American Equity Investment Life Holding Co.	8,603	226
	Assured Guaranty Ltd.	7,287	220
*	Texas Capital Bancshares Inc.	3,924	219
*	Enstar Group Ltd.	1,103	209
	Washington Federal Inc.	8,434	197
	OneMain Holdings Inc.	4,988	194
*	Genworth Financial Inc. Class A	41,845	190
	Pacific Premier Bancorp Inc.	6,409	185
	Walker & Dunlop Inc.	2,309	185
	Ameris Bancorp	5,290	180
	Artisan Partners Asset Management Inc. Class A	3,936	177
	National General Holdings Corp.	5,042	172
	Atlantic Union Bankshares Corp.	5,667	170
	Hamilton Lane Inc. Class A	2,400	168
	WSFS Financial Corp.	4,195	160
	BOK Financial Corp.	2,380	159
*	PRA Group Inc.	3,636	151
	PennyMac Financial Services Inc.	2,597	150
	Flagstar Bancorp Inc.	4,247	149
	Moelis & Co. Class A	3,752	147
	Independent Bank Group Inc.	2,604	146
	Simmons First National Corp. Class A	7,464	146
	Fulton Financial Corp.	11,770	145
	Investors Bancorp Inc.	14,756	143
	MFA Financial Inc.	38,393	142

		Shares	Market Value ($000)
*	eHealth Inc.	1,811	138
	WesBanco Inc.	4,820	138
	United Community Banks Inc.	5,675	136
	Hilltop Holdings Inc.	5,570	134
	ServisFirst Bancshares Inc.	3,506	132
	Navient Corp.	13,898	130
*	Axos Financial Inc.	3,824	128
	Santander Consumer USA Holdings Inc.	5,805	128
	Cohen & Steers Inc.	1,798	127
	International Bancshares Corp.	3,853	125
*	NMI Holdings Inc. Class A	5,690	125
	PennyMac Mortgage Investment Trust	7,175	123
	Piper Sandler Cos.	1,326	122
	Capitol Federal Financial Inc.	9,816	121
	First Bancorp	15,161	120
	Renasant Corp.	3,889	120
	Bank of NT Butterfield & Son Ltd.	3,702	117
	First Merchants Corp.	3,371	112
*	Palomar Holdings Inc.	1,700	112
	Cadence Bancorp	7,883	110
	Horace Mann Educators Corp.	2,690	107
	Apollo Commercial Real Estate Finance Inc.	9,861	106
	Sandy Spring Bancorp Inc.	3,576	105
	BGC Partners Inc. Class A	24,709	102
	Virtu Financial Inc. Class A	4,441	101
	Trustmark Corp.	4,018	100
	First Midwest Bancorp Inc.	7,102	99
	First Financial Bancorp	6,106	98
	Westamerica Bancorp	1,773	98
	Redwood Trust Inc.	11,005	95
	Virtus Investment Partners Inc.	524	94
	Banner Corp.	2,238	93
	Towne Bank	4,281	93
	Brightsphere Investment Group Inc.	5,193	92
	Northwest Bancshares Inc.	7,717	91
	Heartland Financial USA Inc.	2,311	90
	Mercury General Corp.	2,008	89
	Nelnet Inc. Class A	1,313	89
	Eagle Bancorp Inc.	2,406	88
	Waddell & Reed Financial Inc. Class A	5,071	83
	NBT Bancorp Inc.	2,771	83
	Argo Group International Holdings Ltd.	2,121	83
	CNA Financial Corp.	2,234	77
	City Holding Co.	1,156	76
	BancFirst Corp.	1,386	75
*	Encore Capital Group Inc.	2,178	74
	Hope Bancorp Inc.	7,675	73
	Provident Financial Services Inc.	4,670	73
	TFS Financial Corp.	4,136	71
	Great Western Bancorp Inc.	4,322	71
	Berkshire Hills Bancorp Inc.	4,080	67
	First Commonwealth Financial Corp.	6,656	64
	Stock Yards Bancorp Inc.	1,592	63
	Brookline Bancorp Inc.	5,453	62
	Safety Insurance Group Inc.	864	62
*	Third Point Reinsurance Ltd.	6,439	61
	Ladder Capital Corp.	6,572	60
	S&T Bancorp Inc.	2,658	60

		Shares	Market Value ($000)
	Community Trust Bancorp Inc.	1,755	59
	ProAssurance Corp.	3,665	58
	Washington Trust Bancorp Inc.	1,406	55
	Employers Holdings Inc.	1,786	54
	Kearny Financial Corp.	4,949	49
	American National Group Inc.	500	42
	1st Source Corp.	1,086	41
*	Columbia Financial Inc.	2,704	39
	ARMOUR Residential REIT Inc.	3,571	38
	Capstead Mortgage Corp.	6,290	35
	Invesco Mortgage Capital Inc.	10,074	33
	TrustCo Bank Corp.	5,383	33
	FBL Financial Group Inc. Class A	613	32
	WisdomTree Investments Inc.	7,328	31
	Boston Private Financial Holdings Inc.	4,238	30
	United Fire Group Inc.	1,210	26
*	MBIA Inc.	3,581	23
	Republic Bancorp Inc. Class A	448	16
	State Auto Financial Corp.	1,014	15
			262,763
Health Care (14.1%)
	UnitedHealth Group Inc.	80,926	27,219
	Pfizer Inc.	476,234	18,244
	Merck & Co. Inc.	216,397	17,396
	Abbott Laboratories	147,903	16,006
	AbbVie Inc.	150,745	15,765
	Thermo Fisher Scientific Inc.	33,795	15,714
	Medtronic plc	114,820	13,055
	Bristol-Myers Squibb Co.	193,837	12,095
	Danaher Corp.	53,534	12,025
	Amgen Inc.	50,354	11,181
	Eli Lilly & Co.	72,243	10,522
*	Intuitive Surgical Inc.	9,898	7,186
	Stryker Corp.	29,670	6,925
	Anthem Inc.	21,659	6,747
	Zoetis Inc.	40,889	6,558
	Gilead Sciences Inc.	107,492	6,522
	Cigna Corp.	31,059	6,496
	Becton Dickinson & Co.	23,656	5,555
*	Vertex Pharmaceuticals Inc.	22,341	5,088
	Humana Inc.	11,258	4,509
*	Edwards Lifesciences Corp.	52,816	4,431
*	Regeneron Pharmaceuticals Inc.	8,245	4,255
*	Boston Scientific Corp.	122,440	4,059
*	Illumina Inc.	12,567	4,048
*	Moderna Inc.	24,470	3,738
	HCA Healthcare Inc.	22,867	3,433
*	IDEXX Laboratories Inc.	7,290	3,361
	Baxter International Inc.	43,554	3,313
*	Biogen Inc.	13,544	3,253
*	Align Technology Inc.	6,698	3,224
*	Veeva Systems Inc. Class A	11,484	3,180
	Agilent Technologies Inc.	26,433	3,090
*	Centene Corp.	49,333	3,041
*	IQVIA Holdings Inc.	16,379	2,768
	Zimmer Biomet Holdings Inc.	17,752	2,647
	ResMed Inc.	12,265	2,571
*	DexCom Inc.	7,852	2,510

		Shares	Market Value ($000)
*	Alexion Pharmaceuticals Inc.	18,136	2,215
	Cerner Corp.	25,883	1,937
*	Seagen Inc.	10,472	1,783
*	Teladoc Health Inc.	8,963	1,782
	West Pharmaceutical Services Inc.	6,310	1,736
*	Viatris Inc.	103,176	1,735
*	Laboratory Corp. of America Holdings	8,387	1,676
	Teleflex Inc.	4,044	1,548
*	Exact Sciences Corp.	12,667	1,533
*	Hologic Inc.	21,910	1,515
	Cooper Cos. Inc.	4,304	1,443
	Quest Diagnostics Inc.	11,558	1,433
	Cardinal Health Inc.	25,294	1,381
	STERIS plc	7,087	1,374
*	Catalent Inc.	14,016	1,347
*	Varian Medical Systems Inc.	7,690	1,338
*	Incyte Corp.	15,744	1,331
*	Alnylam Pharmaceuticals Inc.	10,010	1,300
	PerkinElmer Inc.	9,373	1,247
*	BioMarin Pharmaceutical Inc.	15,803	1,244
*	Horizon Therapeutics plc	16,772	1,181
*	Avantor Inc.	42,268	1,153
*	Novocure Ltd.	8,685	1,091
*	Masimo Corp.	4,285	1,090
*	Elanco Animal Health Inc.	34,605	1,059
*	Molina Healthcare Inc.	4,997	1,020
*	ABIOMED Inc.	3,714	1,018
*	Charles River Laboratories International Inc.	4,202	985
	Bio-Techne Corp.	3,184	966
*	Bio-Rad Laboratories Inc. Class A	1,759	947
	DENTSPLY SIRONA Inc.	18,489	941
*	Sarepta Therapeutics Inc.	6,424	905
*	ICON plc	4,417	861
*	Repligen Corp.	4,510	855
*	Guardant Health Inc.	7,054	854
*	Mirati Therapeutics Inc.	3,486	829
	Universal Health Services Inc. Class B	6,228	813
*	Henry Schein Inc.	12,106	779
*	DaVita Inc.	6,977	766
*	Neurocrine Biosciences Inc.	7,761	737
*	Novavax Inc.	5,065	707
*	Amedisys Inc.	2,809	688
	Encompass Health Corp.	8,441	680
*	CRISPR Therapeutics AG	5,200	660
	Chemed Corp.	1,354	648
*	Jazz Pharmaceuticals plc	4,604	648
*	Ultragenyx Pharmaceutical Inc.	5,294	628
*	Penumbra Inc.	2,821	626
*	PRA Health Sciences Inc.	5,562	624
*	iRhythm Technologies Inc.	2,493	610
*	Quidel Corp.	3,130	610
*	Ionis Pharmaceuticals Inc.	11,275	570
	Perrigo Co. plc	11,816	570
*	ACADIA Pharmaceuticals Inc.	9,577	543
*	Arrowhead Pharmaceuticals Inc.	8,692	543
	Hill-Rom Holdings Inc.	5,706	541
*	Natera Inc.	6,057	535
*	LHC Group Inc.	2,643	519

		Shares	Market Value ($000)
*	Blueprint Medicines Corp.	4,734	512
*	Acceleron Pharma Inc.	4,313	509
*	Amicus Therapeutics Inc.	21,888	501
*	Exelixis Inc.	26,143	501
*	United Therapeutics Corp.	3,777	501
*	Invitae Corp.	10,079	500
*	Haemonetics Corp.	4,338	490
*	PPD Inc.	13,632	477
*	Iovance Biotherapeutics Inc.	12,095	469
*	Halozyme Therapeutics Inc.	11,920	466
*	HealthEquity Inc.	6,486	465
*	Tandem Diabetes Care Inc.	4,944	464
*	Nevro Corp.	2,846	459
	Bruker Corp.	8,833	447
*	NeoGenomics Inc.	9,393	447
*	Inspire Medical Systems Inc.	2,360	438
*	Omnicell Inc.	4,000	419
*	Envista Holdings Corp.	14,017	417
*	Syneos Health Inc.	5,884	387
*	Globus Medical Inc. Class A	6,400	384
*	Biohaven Pharmaceutical Holding Co. Ltd.	4,299	382
*	Kodiak Sciences Inc.	2,764	378
*	Fate Therapeutics Inc.	6,300	368
*	Insmed Inc.	9,092	355
*	Reata Pharmaceuticals Inc. Class A	2,295	351
*	Denali Therapeutics Inc.	5,737	350
*	PTC Therapeutics Inc.	5,579	349
*	Neogen Corp.	4,687	348
*	Sage Therapeutics Inc.	4,692	348
*	Acadia Healthcare Co. Inc.	8,084	343
*	Integra LifeSciences Holdings Corp.	6,178	338
	Ensign Group Inc.	4,613	332
*	Arena Pharmaceuticals Inc.	4,967	327
*	Turning Point Therapeutics Inc.	3,042	324
*	Bridgebio Pharma Inc.	6,400	322
*	Emergent BioSolutions Inc.	3,897	319
*	Adaptive Biotechnologies Corp.	6,600	318
*	ICU Medical Inc.	1,660	313
*	Medpace Holdings Inc.	2,405	309
*	FibroGen Inc.	7,448	308
*	Tenet Healthcare Corp.	9,314	293
*	TG Therapeutics Inc.	9,840	289
*	Agios Pharmaceuticals Inc.	6,066	281
*	Merit Medical Systems Inc.	5,104	281
*	STAAR Surgical Co.	3,812	272
*	Alkermes plc	14,458	264
*	Bluebird Bio Inc.	5,956	263
*	Glaukos Corp.	3,815	257
*	HMS Holdings Corp.	8,065	253
*	ChemoCentryx Inc.	4,434	245
*	Apellis Pharmaceuticals Inc.	5,071	239
*	Global Blood Therapeutics Inc.	5,201	239
	Patterson Cos. Inc.	8,240	229
*	LivaNova plc	4,327	229
	CONMED Corp.	2,201	224
*	Integer Holdings Corp.	3,065	221
*	Deciphera Pharmaceuticals Inc.	3,542	219
*	NuVasive Inc.	4,532	210

		Shares	Market Value ($000)
*	Select Medical Holdings Corp.	8,526	205
*	Allakos Inc.	1,905	204
*	Pacira BioSciences Inc.	3,345	203
*	1Life Healthcare Inc.	6,100	200
*	Axsome Therapeutics Inc.	2,498	181
*	Xencor Inc.	4,264	180
*	Prestige Consumer Healthcare Inc.	5,045	179
*	Corcept Therapeutics Inc.	7,620	172
	Cantel Medical Corp.	2,787	166
*,1	Inovio Pharmaceuticals Inc.	13,238	162
*	Avanos Medical Inc.	3,766	160
	Premier Inc. Class A	4,445	157
*	Editas Medicine Inc.	4,955	152
*	BioTelemetry Inc.	2,662	147
*	Ironwood Pharmaceuticals Inc.	12,628	145
*	Vir Biotechnology Inc.	4,438	141
*	Magellan Health Inc.	1,688	133
*	uniQure NV	2,755	132
	Healthcare Services Group Inc.	5,474	130
*	OPKO Health Inc.	27,266	126
*	Heron Therapeutics Inc.	6,955	121
*	Allogene Therapeutics Inc.	3,858	120
*	Atara Biotherapeutics Inc.	4,942	115
*	Karuna Therapeutics Inc.	1,100	110
*	MEDNAX Inc.	5,318	107
*	Intra-Cellular Therapies Inc.	4,497	106
*	Pennant Group Inc.	1,870	95
*	Endo International plc	18,505	94
*	Epizyme Inc.	6,766	93
*	Ligand Pharmaceuticals Inc.	1,074	91
*	Myriad Genetics Inc.	5,144	90
*	Zogenix Inc.	4,100	88
*	Madrigal Pharmaceuticals Inc.	738	86
*	NextGen Healthcare Inc.	4,632	82
*	Evolent Health Inc. Class A	5,475	80
*	REGENXBIO Inc.	2,234	78
*	Supernus Pharmaceuticals Inc.	3,599	77
*	Brookdale Senior Living Inc.	16,730	71
*	Viela Bio Inc.	1,803	69
	Luminex Corp.	2,882	68
*	Theravance Biopharma Inc.	3,779	63
*	Intercept Pharmaceuticals Inc.	1,674	59
*	Enanta Pharmaceuticals Inc.	1,442	59
*	Tivity Health Inc.	3,054	56
*	CorVel Corp.	543	49
*	Esperion Therapeutics Inc.	1,657	47
*	Taro Pharmaceutical Industries Ltd.	652	46
*	Alector Inc.	3,200	42
*	Precigen Inc.	5,156	41
*	Natus Medical Inc.	1,838	38
*	Radius Health Inc.	2,420	38
*	Innoviva Inc.	3,512	37
*	Inogen Inc.	1,025	36
*	Orthofix Medical Inc.	932	34
*	Varex Imaging Corp.	2,049	34
*	Eagle Pharmaceuticals Inc.	649	29
*	Aerie Pharmaceuticals Inc.	2,257	28
*	Amneal Pharmaceuticals Inc.	6,469	26

		Shares	Market Value ($000)
*	Tricida Inc.	1,144	8
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	767	1
			368,858
Industrials (11.6%)
	Visa Inc. Class A	144,692	30,436
	Mastercard Inc. Class A	75,581	25,434
*	PayPal Holdings Inc.	100,533	21,526
	Accenture plc Class A	54,733	13,633
	Union Pacific Corp.	58,102	11,857
	United Parcel Service Inc. Class B	60,423	10,337
	Caterpillar Inc.	46,383	8,052
	Fidelity National Information Services Inc.	52,895	7,850
	Deere & Co.	26,776	7,005
*	Square Inc. Class A	31,614	6,669
	American Express Co.	55,898	6,629
	Automatic Data Processing Inc.	36,905	6,417
	FedEx Corp.	20,630	5,912
	CSX Corp.	65,362	5,886
	Illinois Tool Works Inc.	26,915	5,681
*	Fiserv Inc.	47,908	5,518
	Sherwin-Williams Co.	7,134	5,334
	Global Payments Inc.	25,441	4,966
	DuPont de Nemours Inc.	62,774	3,982
	Capital One Financial Corp.	39,533	3,386
	Trane Technologies plc	20,661	3,021
	Johnson Controls International plc	64,210	2,956
	Verisk Analytics Inc.	13,625	2,702
	Cintas Corp.	7,587	2,696
	Paychex Inc.	27,582	2,569
	PACCAR Inc.	28,978	2,523
	Rockwell Automation Inc.	9,821	2,510
	Stanley Black & Decker Inc.	13,226	2,438
*	Mettler-Toledo International Inc.	1,979	2,276
*	Keysight Technologies Inc.	16,053	1,927
*	FleetCor Technologies Inc.	7,102	1,884
*	Zebra Technologies Corp. Class A	4,554	1,723
	Old Dominion Freight Line Inc.	8,440	1,716
	WW Grainger Inc.	3,906	1,634
	Vulcan Materials Co.	11,396	1,591
	Synchrony Financial	50,614	1,542
	Dover Corp.	12,591	1,536
	Kansas City Southern	8,067	1,502
	TransUnion	16,156	1,472
	Xylem Inc.	15,286	1,467
	Martin Marietta Materials Inc.	5,431	1,443
*	Ingersoll Rand Inc.	30,072	1,331
	Expeditors International of Washington Inc.	14,181	1,267
*	Trimble Inc.	21,112	1,264
	IDEX Corp.	6,323	1,221
*	Fair Isaac Corp.	2,574	1,217
	Masco Corp.	22,482	1,207
*	Waters Corp.	5,172	1,200
	Westinghouse Air Brake Technologies Corp.	15,294	1,121
*	StoneCo Ltd. Class A	15,192	1,112
*	Generac Holdings Inc.	5,123	1,105
	Cognex Corp.	14,122	1,061
	CH Robinson Worldwide Inc.	11,255	1,058
	Packaging Corp. of America	8,033	1,044

		Shares	Market Value ($000)
	Jack Henry & Associates Inc.	6,443	1,036
*	Crown Holdings Inc.	10,815	1,019
	JB Hunt Transport Services Inc.	7,320	990
	Nordson Corp.	4,832	985
	Westrock Co.	22,502	950
	Graco Inc.	13,956	945
	RPM International Inc.	10,718	943
	Allegion plc	7,760	885
	Lennox International Inc.	2,961	852
	Toro Co.	9,139	829
*	XPO Logistics Inc.	7,699	821
	Snap-on Inc.	4,577	805
	Western Union Co.	34,407	776
*	HD Supply Holdings Inc.	13,595	758
*	Trex Co. Inc.	10,094	755
*	Pagseguro Digital Ltd. Class A	14,800	701
*	Axon Enterprise Inc.	5,419	681
	AptarGroup Inc.	5,392	681
	Owens Corning	9,314	679
*	WEX Inc.	3,868	670
	Genpact Ltd.	16,052	653
	Watsco Inc.	2,857	650
*	Middleby Corp.	4,705	640
	A O Smith Corp.	11,055	622
	Sealed Air Corp.	13,608	613
	Robert Half International Inc.	9,444	606
	Donaldson Co. Inc.	11,199	596
*	Euronet Worldwide Inc.	4,379	589
*	Berry Global Group Inc.	11,097	588
*	Bill.com Holdings Inc.	4,540	557
	Littelfuse Inc.	2,235	538
*	Axalta Coating Systems Ltd.	18,132	519
	Brunswick Corp.	6,909	516
	CoreLogic Inc.	6,621	513
	AGCO Corp.	5,492	508
*	TopBuild Corp.	2,875	501
	Sonoco Products Co.	8,567	497
	MSA Safety Inc.	3,110	465
	ManpowerGroup Inc.	5,254	455
*	Saia Inc.	2,434	425
	Regal Beloit Corp.	3,553	423
	Landstar System Inc.	3,185	419
	MDU Resources Group Inc.	16,763	418
	Allison Transmission Holdings Inc.	9,564	393
*	Builders FirstSource Inc.	10,231	383
	Acuity Brands Inc.	3,215	382
	MAXIMUS Inc.	5,169	371
	Advanced Drainage Systems Inc.	5,212	364
	Graphic Packaging Holding Co.	23,401	358
	Simpson Manufacturing Co. Inc.	3,900	358
	nVent Electric plc	15,128	348
	Air Lease Corp.	9,378	343
	Louisiana-Pacific Corp.	9,977	342
*	ASGN Inc.	4,356	341
	Eagle Materials Inc.	3,749	341
	John Bean Technologies Corp.	3,055	338
	MSC Industrial Direct Co. Inc. Class A	3,997	333
*	ACI Worldwide Inc.	10,187	332

		Shares	Market Value ($000)
	Armstrong World Industries Inc.	4,254	328
*	FTI Consulting Inc.	3,124	328
*	Proto Labs Inc.	2,368	327
	Valmont Industries Inc.	1,994	325
	Watts Water Technologies Inc. Class A	2,769	324
	Applied Industrial Technologies Inc.	4,086	320
	Brink's Co.	4,766	320
	Alliance Data Systems Corp.	4,371	320
	Franklin Electric Co. Inc.	4,617	312
*	Itron Inc.	3,898	306
	Ryder System Inc.	5,102	302
*	Chart Industries Inc.	2,924	302
	Hillenbrand Inc.	7,920	297
*	MasTec Inc.	5,240	297
	ESCO Technologies Inc.	2,934	290
	GATX Corp.	3,593	287
*	Kirby Corp.	5,670	287
*	ExlService Holdings Inc.	3,446	287
*	TriNet Group Inc.	3,792	284
	Insperity Inc.	3,287	281
	HB Fuller Co.	5,193	272
*	WESCO International Inc.	4,160	271
*	AMN Healthcare Services Inc.	4,123	269
*	Kornit Digital Ltd.	3,100	262
	AAON Inc.	3,946	257
*	BMC Stock Holdings Inc.	5,154	252
	UniFirst Corp.	1,329	246
*	Green Dot Corp. Class A	4,364	234
	Brady Corp. Class A	5,244	232
	Werner Enterprises Inc.	5,441	218
	Macquarie Infrastructure Corp.	6,580	213
	Trinity Industries Inc.	8,801	201
	Albany International Corp. Class A	2,825	194
	Triton International Ltd.	4,247	192
	Badger Meter Inc.	2,104	173
*	Masonite International Corp.	1,731	173
	Terex Corp.	5,481	170
	EVERTEC Inc.	4,443	165
*	Gibraltar Industries Inc.	2,506	164
*	Installed Building Products Inc.	1,654	163
	Korn Ferry	3,862	155
*	SPX Corp.	2,982	153
*	Dycom Industries Inc.	2,387	150
*	Summit Materials Inc. Class A	7,844	149
	Federal Signal Corp.	4,733	147
*	Beacon Roofing Supply Inc.	4,012	146
	Forward Air Corp.	1,933	141
	Belden Inc.	3,629	140
	Otter Tail Corp.	3,481	139
*	Verra Mobility Corp.	11,271	137
	Helios Technologies Inc.	2,677	132
	Comfort Systems USA Inc.	2,574	130
	McGrath RentCorp	2,010	128
*	Cimpress plc	1,428	128
*	Meritor Inc.	4,809	127
	O-I Glass Inc.	11,054	125
*	Hub Group Inc. Class A	2,259	123
*	Pluralsight Inc. Class A	7,228	118

		Shares	Market Value ($000)
*	JELD-WEN Holding Inc.	4,635	112
*	Vicor Corp.	1,300	107
	Patrick Industries Inc.	1,658	105
*	Herc Holdings Inc.	1,787	102
*	OSI Systems Inc.	1,159	102
*	American Woodmark Corp.	1,152	101
*	Sykes Enterprises Inc.	2,677	101
	Schneider National Inc. Class B	4,654	97
	Lindsay Corp.	828	96
	Greif Inc. Class A	1,882	91
	Tennant Co.	1,346	90
*	Welbilt Inc.	9,414	89
*	CBIZ Inc.	3,622	88
	TTEC Holdings Inc.	1,270	86
	Astec Industries Inc.	1,460	85
*	Ferro Corp.	5,854	84
*	TriMas Corp.	3,147	84
	ADT Inc.	10,728	83
	Greenbrier Cos. Inc.	2,462	82
*	Cardtronics plc Class A	3,362	82
*	FARO Technologies Inc.	1,192	79
	Deluxe Corp.	2,964	76
	Granite Construction Inc.	2,997	74
	Primoris Services Corp.	3,014	73
	Encore Wire Corp.	1,352	70
*	Huron Consulting Group Inc.	1,590	70
	H&E Equipment Services Inc.	2,559	69
	AAR Corp.	2,383	68
	Atlas Corp.	5,916	67
	Heartland Express Inc.	3,580	66
	SFL Corp. Ltd.	7,659	52
*	Tutor Perini Corp.	3,437	46
	Apogee Enterprises Inc.	1,489	39
*	SEACOR Holdings Inc.	1,166	39
	Kelly Services Inc. Class A	1,864	38
*	TrueBlue Inc.	1,941	37
	Scorpio Tankers Inc.	3,099	36
	Matson Inc.	519	30
			305,054
Real Estate (3.6%)
	American Tower Corp.	37,706	8,718
	Prologis Inc.	62,995	6,303
	Crown Castle International Corp.	35,679	5,979
	Equinix Inc.	7,576	5,286
	Digital Realty Trust Inc.	23,028	3,103
*	CoStar Group Inc.	3,333	3,035
	Public Storage	12,917	2,899
	SBA Communications Corp.	9,450	2,714
	Welltower Inc.	36,118	2,275
	AvalonBay Communities Inc.	12,151	2,024
	Equity Residential	31,362	1,816
	Realty Income Corp.	29,978	1,798
	Alexandria Real Estate Equities Inc.	10,815	1,771
*	CBRE Group Inc. Class A	28,824	1,762
	Ventas Inc.	32,165	1,541
*	Zillow Group Inc. Class A	12,649	1,396
	Invitation Homes Inc.	48,136	1,376
	Healthpeak Properties Inc.	46,837	1,352

		Shares	Market Value ($000)
	Boston Properties Inc.	13,329	1,308
	Mid-America Apartment Communities Inc.	9,807	1,237
	Extra Space Storage Inc.	10,780	1,215
	Duke Realty Corp.	31,494	1,199
	Sun Communities Inc.	8,513	1,183
	WP Carey Inc.	14,503	1,004
	UDR Inc.	25,731	990
	Equity LifeStyle Properties Inc.	14,570	854
	Medical Properties Trust Inc.	43,902	852
	Host Hotels & Resorts Inc.	60,476	848
	Camden Property Trust	7,917	782
	CyrusOne Inc.	9,847	688
	Omega Healthcare Investors Inc.	19,255	678
	VEREIT Inc.	94,972	673
	Iron Mountain Inc.	23,998	660
	STORE Capital Corp.	20,231	659
	Regency Centers Corp.	14,410	657
	American Homes 4 Rent Class A	22,292	640
	Kilroy Realty Corp.	10,035	614
	Vornado Realty Trust	15,327	596
	Americold Realty Trust	17,360	593
*	Jones Lang LaSalle Inc.	4,452	589
	Lamar Advertising Co. Class A	7,336	584
	Federal Realty Investment Trust	6,511	568
	National Retail Properties Inc.	14,904	562
	CubeSmart	16,207	527
	Kimco Realty Corp.	35,896	518
*	RealPage Inc.	7,485	516
	Rexford Industrial Realty Inc.	10,232	490
	Healthcare Trust of America Inc. Class A	18,471	481
*	Zillow Group Inc. Class C	4,342	468
	Apartment Investment & Management Co. Class A	15,355	466
	Douglas Emmett Inc.	14,885	461
	EastGroup Properties Inc.	3,234	441
	CoreSite Realty Corp.	3,480	436
	First Industrial Realty Trust Inc.	10,292	431
	Cousins Properties Inc.	12,796	428
	Life Storage Inc.	3,847	422
	Brixmor Property Group Inc.	27,212	416
*	Redfin Corp.	8,099	388
	STAG Industrial Inc.	12,726	379
	SL Green Realty Corp.	6,524	378
	Park Hotels & Resorts Inc.	22,350	365
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,549	358
	Highwoods Properties Inc.	9,272	355
	Hudson Pacific Properties Inc.	13,295	346
	JBG SMITH Properties	11,267	346
	Healthcare Realty Trust Inc.	11,595	342
	Spirit Realty Capital Inc.	9,287	342
	Terreno Realty Corp.	5,704	331
	Rayonier Inc.	11,606	327
	Physicians Realty Trust	17,944	311
	QTS Realty Trust Inc. Class A	5,152	306
	Ryman Hospitality Properties Inc.	4,708	302
	Agree Realty Corp.	4,555	300
	Corporate Office Properties Trust	11,171	297
	PotlatchDeltic Corp.	6,212	289
	National Health Investors Inc.	4,159	269

		Shares	Market Value ($000)
	Weingarten Realty Investors	12,366	259
	Lexington Realty Trust	25,095	256
	EPR Properties	7,047	254
*	Howard Hughes Corp.	3,449	251
	PS Business Parks Inc.	1,889	249
	Outfront Media Inc.	12,775	242
	Sunstone Hotel Investors Inc.	22,855	240
	Equity Commonwealth	9,024	239
	Taubman Centers Inc.	5,362	229
	Piedmont Office Realty Trust Inc. Class A	14,507	227
	Washington REIT	9,402	218
	Kennedy-Wilson Holdings Inc.	12,877	206
	Pebblebrook Hotel Trust	9,599	178
	Uniti Group Inc.	16,398	169
	Colony Capital Inc.	36,107	156
	National Storage Affiliates Trust	4,370	149
	RLJ Lodging Trust	11,972	148
	Retail Properties of America Inc. Class A	18,084	146
	Four Corners Property Trust Inc.	5,074	142
	CareTrust REIT Inc.	7,012	136
	Xenia Hotels & Resorts Inc.	9,655	136
	Brandywine Realty Trust	12,167	135
	Columbia Property Trust Inc.	9,539	133
	Essential Properties Realty Trust Inc.	6,246	128
[1]	Macerich Co.	12,697	127
*	Cushman & Wakefield plc	8,175	122
	SITE Centers Corp.	11,535	116
	Paramount Group Inc.	11,988	111
	American Assets Trust Inc.	3,816	109
	DiamondRock Hospitality Co.	14,279	107
*	Realogy Holdings Corp.	8,037	99
	LTC Properties Inc.	2,653	98
	Urban Edge Properties	7,412	96
	Global Net Lease Inc.	5,742	96
	Retail Opportunity Investments Corp.	7,113	92
	St. Joe Co.	2,711	90
	Safehold Inc.	1,200	82
	Mack-Cali Realty Corp.	5,610	77
	Acadia Realty Trust	5,295	75
	Alexander & Baldwin Inc.	4,730	74
	Getty Realty Corp.	2,526	72
	Kite Realty Group Trust	5,000	72
*	Marcus & Millichap Inc.	1,957	70
[1]	Brookfield Property REIT Inc. Class A	4,069	64
	Newmark Group Inc. Class A	8,236	58
	Alexander's Inc.	207	57
	Investors Real Estate Trust	789	55
	Summit Hotel Properties Inc.	5,824	51
	Tanger Factory Outlet Centers Inc.	4,800	45
	Universal Health Realty Income Trust	745	45
	RPT Realty	4,523	33
	Colony Credit Real Estate Inc.	4,384	32
	Franklin Street Properties Corp.	5,439	25
	Saul Centers Inc.	684	21
			95,110
Technology (30.3%)
	Apple Inc.	1,383,210	164,671
	Microsoft Corp.	641,625	137,353

		Shares	Market Value ($000)
*	Facebook Inc. Class A	205,796	56,999
*	Alphabet Inc. Class C	30,146	53,079
*	Alphabet Inc. Class A	20,982	36,811
	NVIDIA Corp.	50,463	27,051
*	Adobe Inc.	41,096	19,663
*	salesforce.com Inc.	74,043	18,200
	Intel Corp.	362,679	17,536
	QUALCOMM Inc.	96,443	14,194
	Broadcom Inc.	33,396	13,411
	Texas Instruments Inc.	78,648	12,682
	Oracle Corp.	164,201	9,478
	International Business Machines Corp.	76,069	9,396
*	Advanced Micro Devices Inc.	99,874	9,254
*	ServiceNow Inc.	16,188	8,653
	Intuit Inc.	21,609	7,607
*	Zoom Video Communications Inc. Class A	14,320	6,850
	Applied Materials Inc.	78,405	6,467
*	Micron Technology Inc.	95,302	6,108
	Lam Research Corp.	12,446	5,634
*	Autodesk Inc.	18,817	5,273
	Analog Devices Inc.	31,505	4,382
	NXP Semiconductors NV	24,024	3,806
*	Twilio Inc. Class A	11,825	3,785
	Cognizant Technology Solutions Corp. Class A	46,152	3,606
*	DocuSign Inc.	15,280	3,482
	KLA Corp.	13,429	3,384
*	Workday Inc. Class A	14,853	3,339
*	Twitter Inc.	66,309	3,084
	Xilinx Inc.	20,908	3,043
*	Synopsys Inc.	12,816	2,916
	Microchip Technology Inc.	20,875	2,805
*	Splunk Inc.	13,706	2,798
*	Cadence Design Systems Inc.	23,881	2,777
	HP Inc.	122,931	2,696
	Marvell Technology Group Ltd.	56,135	2,598
*	Okta Inc.	9,946	2,437
*	Atlassian Corp. plc Class A	10,818	2,435
*	Pinterest Inc. Class A	34,657	2,427
*	Palo Alto Networks Inc.	8,018	2,357
	Skyworks Solutions Inc.	14,298	2,018
*	RingCentral Inc. Class A	6,746	2,004
	Maxim Integrated Products Inc.	22,870	1,899
*	Coupa Software Inc.	5,699	1,874
*	VeriSign Inc.	8,814	1,769
*	Paycom Software Inc.	4,237	1,767
*	Yandex NV Class A	25,152	1,734
	CDW Corp.	12,339	1,610
	Teradyne Inc.	14,140	1,560
*	Qorvo Inc.	9,746	1,527
*	Dell Technologies Inc. Class C	21,314	1,471
*	EPAM Systems Inc.	4,522	1,458
*	Fortinet Inc.	11,587	1,428
*	Akamai Technologies Inc.	13,661	1,414
*	Arista Networks Inc.	5,185	1,404
*	Slack Technologies Inc. Class A	32,540	1,395
*	HubSpot Inc.	3,504	1,382
	Citrix Systems Inc.	10,555	1,308
*	Zendesk Inc.	9,772	1,305

		Shares	Market Value ($000)
	Seagate Technology plc	22,051	1,297
*	Datadog Inc. Class A	13,020	1,288
*	Avalara Inc.	7,199	1,236
*	MongoDB Inc.	4,283	1,231
	Hewlett Packard Enterprise Co.	110,042	1,215
*	Black Knight Inc.	12,916	1,183
	Western Digital Corp.	26,062	1,170
	Monolithic Power Systems Inc.	3,617	1,157
*	Gartner Inc.	7,452	1,133
*	GoDaddy Inc. Class A	14,214	1,131
*	Wix.com Ltd.	4,189	1,070
*	Check Point Software Technologies Ltd.	9,081	1,069
	Entegris Inc.	11,390	1,055
*	Nuance Communications Inc.	24,100	1,039
*	ON Semiconductor Corp.	35,496	1,021
	NetApp Inc.	19,106	1,019
*	PTC Inc.	8,937	964
*	Zscaler Inc.	5,959	928
*,1	VMware Inc. Class A	6,628	927
*	Guidewire Software Inc.	7,193	881
*	Ceridian HCM Holding Inc.	9,054	873
*	Five9 Inc.	5,513	856
	NortonLifeLock Inc.	46,696	851
*	F5 Networks Inc.	5,204	847
*	Cree Inc.	9,215	833
	Universal Display Corp.	3,554	814
*	Aspen Technology Inc.	5,862	788
*	Anaplan Inc.	11,056	774
	Amdocs Ltd.	11,290	743
*	Elastic NV	5,592	692
*	Flex Ltd.	42,473	689
*	Inphi Corp.	4,260	661
*	Globant SA	3,233	610
	SYNNEX Corp.	3,696	593
*	Arrow Electronics Inc.	6,435	590
*	Dynatrace Inc.	15,463	588
*	Fastly Inc. Class A	6,633	562
*	Manhattan Associates Inc.	5,479	560
*	Smartsheet Inc. Class A	9,581	556
*	Grubhub Inc.	7,795	548
*	Alteryx Inc. Class A	4,526	542
*	Blackline Inc.	4,350	535
	CDK Global Inc.	10,588	507
	DXC Technology Co.	22,508	493
*	Proofpoint Inc.	4,706	487
*	Q2 Holdings Inc.	4,203	476
*	Lattice Semiconductor Corp.	11,325	474
	Brooks Automation Inc.	6,337	463
*	Clarivate plc	16,380	449
*	Silicon Laboratories Inc.	3,756	440
*	Nutanix Inc. Class A	15,527	425
	Pegasystems Inc.	3,245	425
*	Dropbox Inc. Class A	20,947	418
	National Instruments Corp.	11,163	418
*	Cirrus Logic Inc.	5,085	407
*	Semtech Corp.	6,008	405
	CMC Materials Inc.	2,594	400
*	Pure Storage Inc. Class A	20,909	382

		Shares	Market Value ($000)
	Power Integrations Inc.	5,314	379
*	CyberArk Software Ltd.	3,289	378
*	Rapid7 Inc.	4,954	371
*	Everbridge Inc.	2,898	368
*	Change Healthcare Inc.	21,280	365
*	Envestnet Inc.	4,505	362
*	Novanta Inc.	3,008	361
*	Sailpoint Technologies Holdings Inc.	7,764	361
*	Advanced Energy Industries Inc.	3,667	354
	Xerox Holdings Corp.	16,060	352
*	J2 Global Inc.	3,824	343
*	NCR Corp.	12,320	341
*	Alarm.com Holdings Inc.	4,463	339
*	Verint Systems Inc.	5,942	338
*	LiveRamp Holdings Inc.	5,576	326
*	SPS Commerce Inc.	3,150	325
*	Varonis Systems Inc.	2,648	319
*	LivePerson Inc.	5,249	307
*	Cerence Inc.	3,302	300
*	Diodes Inc.	4,392	298
	Avnet Inc.	9,717	295
*	FireEye Inc.	19,507	293
	Vishay Intertechnology Inc.	15,097	292
*	Qualys Inc.	2,992	284
*	Upwork Inc.	8,022	262
*	Rogers Corp.	1,779	261
*	Cornerstone OnDemand Inc.	5,709	252
	Blackbaud Inc.	4,547	251
*	Bandwidth Inc. Class A	1,641	249
*	SVMK Inc.	11,504	245
*	Box Inc. Class A	12,745	238
*	Synaptics Inc.	3,035	236
*	Workiva Inc.	3,113	233
*	Mimecast Ltd.	5,156	232
*	Fabrinet	3,369	230
*	Teradata Corp.	10,458	229
*	Covetrus Inc.	8,396	227
*	FormFactor Inc.	5,400	221
*	Cloudera Inc.	18,430	215
*	Cargurus Inc.	8,514	213
*	Appfolio Inc. Class A	1,300	212
*	Medallia Inc.	5,900	206
*	Ambarella Inc.	2,610	204
*	Insight Enterprises Inc.	2,813	201
*	Bottomline Technologies DE Inc.	4,148	189
*	Tenable Holdings Inc.	5,004	180
*	MicroStrategy Inc. Class A	497	170
*	Yelp Inc.	5,291	169
*	MACOM Technology Solutions Holdings Inc.	3,703	165
*	Schrodinger Inc.	2,365	165
*	MaxLinear Inc.	5,261	164
*	CommVault Systems Inc.	3,262	156
*	Allscripts Healthcare Solutions Inc.	11,368	156
*	Plexus Corp.	2,002	150
*	Sanmina Corp.	4,554	145
*	Rambus Inc.	9,144	144
*	Yext Inc.	7,408	141
*	PROS Holdings Inc.	3,268	140

		Shares	Market Value ($000)
	Progress Software Corp.	3,266	131
	Kulicke & Soffa Industries Inc.	4,305	131
*	Avaya Holdings Corp.	6,491	121
	Shutterstock Inc.	1,558	107
*	NetScout Systems Inc.	4,518	106
	NIC Inc.	4,461	105
*	Perficient Inc.	2,280	104
*	Virtusa Corp.	2,037	102
	CSG Systems International Inc.	2,322	101
*	Amkor Technology Inc.	6,724	99
*	TTM Technologies Inc.	7,206	94
*	3D Systems Corp.	10,076	92
	Ebix Inc.	2,436	83
	CTS Corp.	2,650	81
*	SolarWinds Corp.	3,525	81
*	Stratasys Ltd.	4,184	72
	Benchmark Electronics Inc.	2,889	70
*	Endurance International Group Holdings Inc.	4,723	45
*	ScanSource Inc.	1,396	35
*	Blucora Inc.	2,524	33
*	Forrester Research Inc.	569	24
			795,761
Telecommunications (3.8%)
	Verizon Communications Inc.	354,516	21,416
	Comcast Corp. Class A	387,866	19,486
	AT&T Inc.	610,156	17,542
	Cisco Systems Inc.	362,917	15,613
*	Charter Communications Inc. Class A	12,823	8,360
*	T-Mobile US Inc.	47,021	6,251
	Motorola Solutions Inc.	14,749	2,530
	CenturyLink Inc.	93,022	972
	Cable One Inc.	462	915
*	Altice USA Inc. Class A	25,997	882
*	DISH Network Corp. Class A	21,283	763
	Juniper Networks Inc.	27,407	597
*	Ciena Corp.	13,124	588
*	Lumentum Holdings Inc.	6,362	550
*	Liberty Global plc Class A	23,814	536
*	Liberty Global plc Class C	23,935	518
*	Iridium Communications Inc.	10,797	346
*	Viavi Solutions Inc.	23,252	315
*	Vonage Holdings Corp.	20,206	260
*	Liberty Latin America Ltd. Class C	21,199	240
*	CommScope Holding Co. Inc.	18,364	218
	Cogent Communications Holdings Inc.	3,698	215
*	Acacia Communications Inc.	2,978	208
	Shenandoah Telecommunications Co.	4,675	208
*	ViaSat Inc.	5,793	197
	Telephone & Data Systems Inc.	10,292	195
*	8x8 Inc.	7,240	143
	InterDigital Inc.	2,155	129
*	EchoStar Corp. Class A	3,445	82
	Plantronics Inc.	2,841	78
*	NETGEAR Inc.	2,279	72
	ATN International Inc.	957	47

		Shares	Market Value ($000)
*	United States Cellular Corp.	866	27
*	Liberty Latin America Ltd. Class A	449	5
			100,504
Utilities (1.3%)
	Waste Management Inc.	36,040	4,293
	Sempra Energy	24,703	3,149
	American Water Works Co. Inc.	15,322	2,350
	Consolidated Edison Inc.	28,681	2,187
	PPL Corp.	66,230	1,882
	Edison International	30,363	1,863
	Republic Services Inc.	18,012	1,742
	CMS Energy Corp.	24,274	1,494
	AES Corp.	56,205	1,149
	Alliant Energy Corp.	20,616	1,084
	CenterPoint Energy Inc.	43,273	1,004
	Atmos Energy Corp.	10,007	960
	Essential Utilities Inc.	20,257	917
*	Sunrun Inc.	12,359	792
	NiSource Inc.	31,293	757
	UGI Corp.	18,207	646
*	Stericycle Inc.	8,112	571
	OGE Energy Corp.	16,800	544
	IDACORP Inc.	4,254	385
	ONE Gas Inc.	4,834	383
*	Clean Harbors Inc.	4,958	359
	Hawaiian Electric Industries Inc.	9,198	330
	Southwest Gas Holdings Inc.	5,115	329
	New Jersey Resources Corp.	9,871	326
	Spire Inc.	4,978	318
	Ormat Technologies Inc.	3,925	309
	Portland General Electric Co.	7,469	309
	NorthWestern Corp.	5,048	293
*	Casella Waste Systems Inc. Class A	4,620	278
	American States Water Co.	3,588	265
	Clearway Energy Inc. Class C	8,799	258
	California Water Service Group	4,814	238
	MGE Energy Inc.	3,421	235
	Avangrid Inc.	4,988	232
	Avista Corp.	6,118	230
	South Jersey Industries Inc.	9,884	228
*	Evoqua Water Technologies Corp.	7,209	188
	Atlantica Sustainable Infrastructure plc	3,747	129
	SJW Group	1,768	116
	Covanta Holding Corp.	9,111	113
*	Harsco Corp.	5,653	96
	Northwest Natural Holding Co.	1,950	93
	US Ecology Inc.	1,998	68
	Clearway Energy Inc.	1,924	52
			33,544
Total Common Stocks (Cost $2,202,786)			2,618,286

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,993)	0.109%	29,931	2,993
Total Investments (99.9%) (Cost $2,205,779)				2,621,279
Other Assets and Liabilities—Net (0.1%)				1,473
Net Assets (100%)				2,622,752
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,030,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,088,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	27	4,891	183

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,618,285	—	1	2,618,286
Temporary Cash Investments	2,993	—	—	2,993
Total	2,621,278	—	1	2,621,279

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	13	—	—	13
1	Represents variation margin on the last day of the reporting period.